                                             UAM Funds
                                             Funds for the Informed Investor(SM)

FMA Small Company Portfolio
Semi-Annual Report                                                April 30, 2002



                                                            UAM(R)

UAM FUNDS                                            FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2002

                                TABLE OF CONTENTS

Shareholders' Letter ....................................................     1
Statement of Net Assets .................................................     3
Statement of Operations .................................................     8
Statement of Changes in Net Assets ......................................     9
Financial Highlights ....................................................    10
Notes to Financial Statements ...........................................    11

UAM FUNDS                                            FMA SMALL COMPANY PORTFOLIO

April 30, 2002

Dear Shareholders:

Confidence in the Federal Reserve and the U.S. economy coupled with the U.S. military's success in thwarting additional terrorist attacks supported a rally within U.S. equity markets in the six-month period ended April 30, 2002. Continuing a trend established in the Spring of 2000, the small cap investor was amply rewarded, reflected by the 20.0% gain in the Russell 2000 Index compared to the 2.3% gain recorded by the S&P 500 Composite Index. We are pleased to report that the FMA Small Company Portfolio gained 23.6% for the six months ended April 30, 2002.

The market's assumption that economic growth would rebound throughout 2002 resulted in the recent advance which was led by the economically sensitive sectors of the market. Perceived earnings growth leverage to an economic upswing within the transportation, consumer discretionary, basic materials and capital goods industries drove valuations of these sectors higher. On the flip side, the biotech and technology sectors significantly lagged the market throughout the six-month period.

The FMA Small Company Portfolio benefited from its underweighted positions and excellent stock selection in the healthcare and technology sectors. Our relative position was based on our belief that the valuations within both sectors were advanced relative to our expectations for earnings growth. In addition, strong stock selection within the financial, consumer discretionary and energy industries also contributed to our relative performance. Our capital market related companies and asset sensitive banks performed quite well along with our home furnishing and restaurant holdings. Lastly, the recent rebound in crude oil and natural gas prices drove our offshore drilling and oil service stocks higher.

Although recent economic data suggests that the economic momentum has slowed somewhat in the second quarter, we remain optimistic that growth will reaccelerate into the second half of 2002. As such, we are maintaining our exposure to the economically sensitive sectors of the market with a greater relative position directed

UAM FUNDS                                            FMA SMALL COMPANY PORTFOLIO

toward an industrial recovery versus a consumer-led advance. We continue to believe that superior stock selection will be paramount to future investment success and will maintain our focus on identifying companies trading at attractive valuations that have an accelerating earnings growth profile.


Yours truly,

/s/ Kathryn A. Vorisek

Kathryn A. Vorisek
Chief Investment Officer
Fiduciary Management Associates, Inc.


    All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A portfolio's performance assumes the reinvestment of all dividends and capital gains.

    There are no assurances that a portfolio will meet its stated objectives.

   A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

                      Definition of the Comparative Indices

Russell 2000 Index is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

S&P 500 Composite Index is an unmanaged index comprised of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

    Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

       Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                            FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2002 (Unaudited)

STATEMENT OF NET ASSETS
COMMON STOCK - 93.3%

                                                           Shares       Value
                                                         ----------  -----------
ADVERTISING -- 1.0%
     Advo* ............................................     45,300   $ 1,961,490
                                                                     -----------
AEROSPACE & DEFENSE -- 1.5%
     Armor Holdings* ..................................    122,400     3,102,840
                                                                     -----------
AIRLINES -- 1.1%
     Atlantic Coast Airlines Holdings* ................    100,400     2,193,740
                                                                     -----------
AUTOMOTIVE -- 1.0%
     BorgWarner .......................................     31,500     1,968,120
                                                                     -----------
BANKS -- 7.0%
     East-West Bancorp ................................     87,300     3,125,340
     Greater Bay Bancorp ..............................    116,700     3,908,283
     Local Financial* .................................    184,800     3,091,704
     Texas Regional Bancshares, Cl A ..................     77,910     3,895,500
                                                                     -----------
                                                                      14,020,827
                                                                     -----------

BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.5%
     Saga Communications, Cl A* .......................    109,800     3,072,204
                                                                     -----------
BUILDING & CONSTRUCTION -- 1.5%
     Texas Industries .................................     76,300     2,958,914
                                                                     -----------
BUSINESS SERVICES -- 1.2%
     eFunds* ..........................................    152,600     2,426,340
                                                                     -----------
CHEMICALS -- 3.7%
     Georgia Gulf .....................................     89,400     1,969,482
     Minerals Technologies ............................     55,700     2,785,000
     Wellman ..........................................    163,750     2,718,250
                                                                     -----------
                                                                       7,472,732
                                                                     -----------

COMPUTER TECHNOLOGY -- 0.7%
     Zebra Technologies, Cl A* ........................     23,700     1,343,079
                                                                     -----------
COMPUTERS & SERVICES -- 2.6%
     Electronics for Imaging* .........................    125,800     2,253,078
     Mantech International, Cl A* .....................    124,700     2,952,896
                                                                     -----------
                                                                       5,205,974
                                                                     -----------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2002 (Unaudited)

COMMON STOCK - continued

                                                            Shares      Value
                                                           --------  -----------
ELECTRICAL EQUIPMENT & SERVICES -- 4.1%
     CTS ..............................................     174,000  $ 2,984,100
     Littelfuse* ......................................     102,000    2,744,820
     Technitrol .......................................      99,800    2,534,920
                                                                     -----------
                                                                       8,263,840
                                                                     -----------

ELECTRONICS -- 1.0%
     Scansource* ......................................      29,100    1,951,446
                                                                     -----------
ENVIRONMENTAL SERVICES -- 1.5%
     Waste Connections* ...............................      83,700    2,954,610
                                                                     -----------
FINANCIAL SERVICES -- 3.6%
     American Capital Strategies ......................     124,500    3,992,715
     Financial Federal* ...............................      90,400    3,179,368
                                                                     -----------
                                                                       7,172,083
                                                                     -----------

FOOD, BEVERAGE & TOBACCO -- 1.2%
     Performance Food Group* ..........................      64,100    2,311,446
                                                                     -----------
GAS/NATURAL GAS -- 1.7%
     Peoples Energy ...................................      90,000    3,510,000
                                                                     -----------
HOUSEHOLD FURNITURE & FIXTURES -- 1.1%
     Furniture Brands International* ..................      51,900    2,119,077
                                                                     -----------
INSURANCE -- 3.7%
     Harleysville Group ...............................     114,000    3,442,914
     Phoenix* .........................................     211,700    3,939,737
                                                                     -----------
                                                                       7,382,651
                                                                     -----------

MACHINERY -- 1.8%
     Briggs & Stratton ................................      85,500    3,603,825
                                                                     -----------
MACHINERY/OIL FIELD EQUIPMENT -- 1.5%
     Seacor Smit* .....................................      40,825    1,963,682
     W-H Energy Services* .............................      41,500    1,068,625
                                                                     -----------
                                                                       3,032,307
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2002 (Unaudited)

COMMON STOCK - continued

                                                                    Shares         Value
                                                                   -------      -----------
MANUFACTURING -- 3.6%
     ESCO Technologies* .......................................     42,600      $ 1,714,650
     Flowserve* ...............................................     92,200        3,180,900
     Pentair ..................................................     47,400        2,301,744
                                                                                -----------
                                                                                  7,197,294
                                                                                -----------

MEDICAL PRODUCTS & SERVICES -- 6.0%
     Apria Healthcare Group* ..................................     71,600        1,860,884
     Cooper ...................................................     54,800        2,904,400
     Province Healthcare* .....................................     89,100        3,431,241
     Steris* ..................................................    176,050        3,899,507
                                                                                -----------
                                                                                 12,096,032
                                                                                -----------

OFFSHORE DRILLING -- 1.6%
     Atwood Oceanics* .........................................     24,300        1,116,585
     Pride International* .....................................    114,700        2,132,273
                                                                                -----------
                                                                                  3,248,858
                                                                                -----------

PACKAGING -- 1.2%
     Aptargroup ...............................................     67,000        2,489,050
                                                                                -----------
PAPER & PAPER PRODUCTS -- 1.3%
     Albany International, Cl A ...............................    104,200        2,623,756
                                                                                -----------
PRINTING & PUBLISHING -- 1.4%
     Meredith .................................................     66,400        2,843,248
                                                                                -----------
REAL ESTATE INVESTMENT TRUSTS -- 6.0%
     Brandywine Realty Trust ..................................     85,450        2,041,400
     CBL & Associates Properties ..............................    108,500        3,971,100
     Glenborough Realty Trust .................................    134,000        3,008,300
     SL Green Realty ..........................................     86,300        3,029,130
                                                                                -----------
                                                                                 12,049,930
                                                                                -----------

RESTAURANTS -- 1.8%
     O'Charleys* ..............................................    146,000        3,687,960
                                                                                -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2002 (Unaudited)

COMMON STOCK - continued

                                                                    Shares         Value
                                                                   -------      -----------
RETAIL -- 7.0%
     Duane Reade* .............................................    125,300      $ 3,978,275
     Haverty Furniture ........................................    162,400        3,069,360
     O'Reilly Automotive* .....................................    116,700        3,779,913
     Regis ....................................................    105,500        3,171,330
                                                                                -----------
                                                                                 13,998,878
                                                                                -----------

SAVINGS & LOAN -- 3.9%
     American Financial Holdings ..............................     94,700        2,792,703
     BankAtlantic Bancorp, Cl A ...............................    237,200        3,024,300
     Connecticut Bancshares ...................................     65,100        2,083,200
                                                                                -----------
                                                                                  7,900,203
                                                                                -----------

SECURITIES BROKERAGE/DEALERS -- 2.9%
     Jefferies Group ..........................................     42,700        1,985,123
     SWS Group ................................................    192,193        3,863,079
                                                                                -----------
                                                                                  5,848,202
                                                                                -----------

SEMICONDUCTORS/INSTRUMENTS -- 4.7%
     Actel* ...................................................    121,875        2,961,563
     DSP Group* ...............................................    139,200        2,953,824
     Power Integrations* ......................................    164,000        3,468,600
                                                                                -----------
                                                                                  9,383,987
                                                                                -----------

STEEL & STEEL WORKS -- 1.2%
     Shaw Group* ..............................................     77,100        2,353,863
                                                                                -----------
TRUCKING -- 2.9%
     Forward Air* .............................................    106,900        2,904,473
     Roadway ..................................................     97,900        2,985,950
                                                                                -----------
                                                                                  5,890,423
                                                                                -----------

UTILITIES -- 2.3%
     Northwestern .............................................     96,750        1,990,148
     Unisource Energy .........................................    134,750        2,719,255
                                                                                -----------
                                                                                  4,709,403
                                                                                -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2002 (Unaudited)

COMMON STOCK - continued

                                                                      Shares            Value
                                                                     --------       ------------
WHOLESALERS -- 1.5%
 United Stationers* ............................................       79,650       $  3,107,147
                                                                                    ------------
 TOTAL COMMON STOCK
   (Cost $162,105,634) .........................................                     187,455,779
                                                                                    ------------
   SHORT-TERM INVESTMENT -- 9.7%

                                                                     Face
                                                                    Amount
                                                                   --------
REPURCHASE AGREEMENT -- 9.7%
  JP Morgan Chase Securities, Inc. 1.55%, dated 04/30/02,
     due 05/01/02, to be repurchased at $19,543,841
     collateralized by $18,735,543 of various
     U.S. Treasury Obligations, valued at $19,543,009
     (Cost $19,543,000) ........................................ $ 19,543,000         19,543,000
                                                                                    ------------
  TOTAL INVESTMENTS -- 103.0%
     (Cost $181,648,634) (a) ...................................                     206,998,779
                                                                                    ------------
  OTHER ASSETS AND LIABILITIES -- (3.0)% .......................                      (5,944,696)
                                                                                    ------------
NET ASSETS CONSIST OF:
  Paid in Capital ..............................................                     171,934,508
  Distributions in Excess of Net Investment Income .............                        (115,112)
  Accumulated Net Realized Gain ................................                       3,884,542
  Unrealized Appreciation ......................................                      25,350,145
                                                                                    ------------
  TOTAL NET ASSETS -- 100.0% ...................................                    $201,054,083
                                                                                    ============
  Institutional Class Shares:
  Shares Issued and Outstanding
     (Unlimited authorization, no par value) ...................                       9,814,818
  Net Asset Value, Offering and Redemption Price Per Share .....                    $      20.48
                                                                                    ============

 *  Non-Income Producing Security
Cl  Class
(a) The cost for federal income tax purposes was $181,648,634. At April 30, 2002, net unrealized appreciation for all securities based on tax cost was $25,350,145. This consisted of aggregate gross unrealized appreciation for all securities of $29,057,851, and gross unrealized depreciation for all securities of $3,707,706.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            FMA SMALL COMPANY PORTFOLIO
                                                     FOR THE SIX MONTHS ENDED
                                                     APRIL 30, 2002 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income
Dividends .................................................  $ 1,080,939
Interest ..................................................      134,532
                                                             -----------
  Total Income ............................................    1,215,471
                                                             -----------
Expenses
Investment Advisory Fees -- Note B .........................     619,838
Shareholder Servicing Fees -- Note F .......................     115,910
Administrative Fees -- Note C ..............................      87,284
Printing Fees .............................................       32,100
Call Center Fees -- Note C .................................      21,352
Registration and Filing Fees ..............................       16,104
Transfer Agent Fees .......................................       14,601
Custodian Fees ............................................        8,696
Audit Fees ................................................        7,571
Legal Fees ................................................        6,725
Directors' Fees -- Note E ..................................       3,401
Other Expenses ............................................       11,020
                                                             -----------
  Net Expenses Before Expense Offset ......................      944,602
Expense Offset -- Note A ..................................         (266)
                                                             -----------
  Net Expenses After Expense Offset .......................      944,336
                                                             -----------
Net Investment Income .....................................      271,135
                                                             -----------
Net Realized Gain on Investments ..........................    6,722,548
Net Change in Unrealized Appreciation (Depreciation)
  on Investments ..........................................   27,798,283
                                                             -----------
Net Gain on Investments ...................................   34,520,831
                                                             -----------
Net Increase in Net Assets Resulting from Operations ......  $34,791,966
                                                             ===========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                           FMA SMALL COMPANY PORTFOLIO


STATEMENT OF CHANGES IN NET ASSETS

                                                                        Six Months
                                                                          Ended           Year Ended
                                                                      April 30, 2002      October 31,
                                                                        (Unaudited)          2001
                                                                      --------------     ------------
Increase (Decrease) in Net Assets
Operations:
     Net Investment Income .......................................    $      271,135     $     612,605
     Net Realized Gain ...........................................         6,722,548         7,584,419
     Net Change in Unrealized Appreciation (Depreciation) ........        27,798,283        (9,280,445)
                                                                      --------------     -------------
     Net Increase (Decrease) in Net Assets
        Resulting from Operations ................................        34,791,966        (1,083,421)
                                                                      --------------     -------------
Distributions:
     Net Investment Income .......................................          (386,247)         (783,928)
     Return of Capital ...........................................                --           (75,230)
                                                                      --------------     -------------
     Total Distributions .........................................          (386,247)         (859,158)
                                                                      --------------     -------------
Capital Share Transactions:
     Issued ......................................................       116,649,645        88,192,060
     In Lieu of Cash Distributions ...............................           373,195           826,123
     Redeemed ....................................................       (91,168,436)      (62,166,694)
                                                                      --------------     -------------
     Net Increase from Capital Share Transactions ................        25,854,404        26,851,489
                                                                      --------------     -------------
        Total Increase ...........................................        60,260,123        24,908,910

Net Assets:
     Beginning of Period .........................................       140,793,960       115,885,050
                                                                      --------------     -------------
     End of Period ...............................................    $  201,054,083     $ 140,793,960
                                                                      ==============     =============
Shares Issued and Redeemed:
     Issued ......................................................         6,182,048         4,938,046
     In Lieu of Cash Distributions ...............................            19,922            48,031
     Redeemed ....................................................        (4,865,276)       (3,549,958)
                                                                      --------------     -------------
     Net Increase from Shares Issued and Redeemed ................         1,336,694         1,436,119
                                                                      ==============     =============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            FMA SMALL COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                             Six Months
                                               Ended
                                              April 30,                        Years Ended October 31,
                                                            ----------------------------------------------------------------
                                               2002
                                            (Unaudited)        2001         2000         1999          1998           1997
                                            -----------     ---------     ---------    ---------     ---------     ---------
Net Asset Value,
     Beginning of Period ..............     $   16.61       $   16.46     $   13.35    $   14.52     $   16.60     $   14.11
                                            ---------       ---------     ---------    ---------     ---------     ---------
Income from Investment
     Operations:
     Net Investment Income ............          0.03            0.08          0.12         0.08          0.07          0.06
     Net Realized and
     Unrealized Gain
     (Loss) ...........................          3.88            0.18++        3.10        (1.17)        (0.31)         4.97
                                            ---------       ---------     ---------    ---------     ---------     ---------
     Total from Investment
        Operations ....................          3.91            0.26          3.22        (1.09)        (0.24)         5.03
                                            ---------       ---------     ---------    ---------     ---------     ---------
Distributions:
     Net Investment
        Income ........................         (0.04)          (0.10)        (0.11)       (0.08)        (0.07)        (0.13)
     Net Realized Gain ................            --              --            --           --         (1.77)        (2.41)
     Return of Capital ................            --           (0.01)           --           --            --            --
                                            ---------       ---------     ---------    ---------     ---------     ---------
     Total Distributions ..............         (0.04)          (0.11)        (0.11)       (0.08)        (1.84)        (2.54)
                                            ---------       ---------     ---------    ---------     ---------     ---------
Net Asset Value, End of
     Period ...........................     $   20.48       $   16.61     $   16.46    $   13.35     $   14.52     $   16.60
                                            =========       =========     =========    =========     =========     =========
Total Return ..........................         23.58%**         1.57%        24.27%+      (7.63)%+      (2.10)%+      42.33%+
                                            =========       =========     =========    =========     =========     =========
Ratios and Supplemental Data
Net Assets, End of Period
   (Thousands) ........................     $ 201,054       $ 140,794     $ 115,885    $ 135,040     $ 213,491     $  45,060
Ratio of Expenses to
   Average Net Assets .................          1.14%*          1.14%         1.02%        1.03%         1.03%         1.03%
Ratio of Net Investment
   Income to Average
   Net Assets .........................          0.33%*          0.42%         0.75%        0.52%         0.62%        0.50%
Portfolio Turnover Rate ...............            51%             99%          108%         121%           39%          86%

 *  Annualized
 ** Not annualized
 + Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.
 ++ The amount shown for the year ended October 31, 2001 for a share outstanding throughout the period does not accord with the aggregate net losses on investments for that period because of the sales and repurchases of Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            FMA SMALL COMPANY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)

     UAM Funds, Inc., UAM Funds, Inc. II, and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The FMA Small Company Portfolio (the "Portfolio"), a portfolio of UAM Funds, Inc., is a diversified, open-end management investment company. At April 30, 2002, the UAM Funds were comprised of 22 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to provide maximum, long-term total return consistent with reasonable risk to principal by investing in common stocks of smaller companies in terms of revenues and/or market capitalization.

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

         1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid price. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Directors.

         2. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

         3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the

UAM FUNDS                                            FMA SMALL COMPANY PORTFOLIO

     obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

         Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

         4. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date. The Portfolio's distributions to shareholders may include a return of capital received from the REITs as well as returns of capital attributed to distributions of other income for financial reporting purposes which was not subject to taxation.

         The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses.

         Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

         Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

         5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the UAM Funds based on their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets for custodian balance credits.

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UAM FUNDS                                            FMA SMALL COMPANY PORTFOLIO

         6. Implementation of New Accounting Standards: The Portfolio implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on November 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Portfolio upon adoption of the provisions of the Guide.

     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Fiduciary Management Associates, Inc. (the "Adviser"), an affiliate of Old Mutual (US) Holdings Inc. (formerly United Asset Management Corporation, "UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.75% of average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.20% of average daily net assets.

     C. Administrative Services: The UAM Funds and SEI Investments Mutual Funds Services, (the "Administrator" or "SEI"), a wholly owned subsidiary of SEI Investments Company, are parties to an Administration Agreement (the "Agreement") dated April 1, 2001, under which the Administrator provides the UAM Funds with certain legal, accounting, and shareholder services for an annual fee of 0.073% of the average daily net assets of the Portfolio and an annual base fee of no more than $54,500. The Administrator may, at its sole discretion waive all or a portion of its fees.

     Prior to April 1, 2001, UAM Fund Services, Inc., provided and oversaw administrative services to the Portfolio.

     DST Systems, Inc., (the "Transfer Agent") serves as the Transfer Agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the UAM Funds.

     Effective April 1, 2001, the UAM Funds entered into an agreement with PBHG Shareholder Servicing Center ("PBHGSSC", formerly UAM Shareholder Service Center, "UAMSSC") whereby PBHGSSC began providing shareholder services to the UAM Funds. Pursuant to the agreement, the UAM Funds pay PBHGSSC $8,250 for the first operational class of a portfolio plus $2,750 for each additional class of a portfolio and $33 per account.

                                       13

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UAM FUNDS                                            FMA SMALL COMPANY PORTFOLIO

     D. Distribution Services: The UAM Funds and Funds Distributor, Inc., (the "Distributor"), are parties to a Distribution Agreement dated April 1, 2001. The Distributor receives no fees for its distribution services under this agreement.

     Prior to April 1, 2001, UAM Funds Distributors, Inc. distributed the shares of the Portfolio.

     E. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds, (however, including retainer fees, each Board member must receive a minimum of $7,500 for each meeting other than a private or telephone meeting).

     F. Shareholder Servicing Fees: Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the UAM Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the UAM Funds that are serviced by the financial representative.

     G. Purchases and Sales: For the six months ended April 30, 2002, the Portfolio made purchases of $98,449,194 and sales of $77,627,315 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

     H. Line of Credit: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.75%. In addition, a commitment fee of 0.10% per annum (provided that for the period beginning April 27, 2001 through July 27, 2001 such commitment fee shall be computed at 0.09% per annum) payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the six months ended April 30, 2002, the Portfolio had no borrowings under the agreement.

                                       14

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UAM FUNDS                                            FMA SMALL COMPANY PORTFOLIO

     I. Other: At April 30, 2002, 57% of total shares outstanding were held by 2 shareholders of Institutional Class Shares, each owning 10% or greater of the aggregate total shares outstanding.

     J. Reorganization: The Board of Directors of UAM Funds, Inc. and UAM Funds, Inc. II and the Board of Trustees of UAM Funds Trust approved a reorganization of the UAM Funds (the "Reorganization"), whereby the assets and liabilities of each UAM Fund would be transferred into corresponding portfolios of The Advisors' Inner Circle Fund. As a result of the Reorganization, each UAM Fund shareholder will become a shareholder of the corresponding Advisors' Inner Circle Fund portfolio. The Reorganization is schedule to occur at the close of business on June 21, 2002.

                                       15

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                                      NOTES

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                                      NOTES

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UAM FUNDS                                 FMA SMALL COMPANY PORTFOLIO

Officers and Directors

Scott F. Powers                           Linda T. Gibson
Director, President and Chairman          Vice President and Secretary

John T. Bennett, Jr.                      Sherry Kajden Vetterlein
Director                                  Vice President and Assistant Secretary

Nancy J. Dunn                             Christopher F. Salfi
Director                                  Treasurer

Philip D. English                         Suzan M. Barron
Director                                  Assistant Secretary

William A. Humenuk                        Molly S. Mugler
Director                                  Assistant Secretary

UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free) 1-877-826-5465
www.uam.com

Investment Adviser
Fiduciary Management Associates, Inc.
55 West Monroe Street, Suite 2550
Chicago, IL 60603-5093

Distributor
Funds Distributor, Inc.
60 State Street
Suite 1300
Boston, MA 02109

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.